INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax provision:
Federal	$ 1,796	$ 1,411	$ 750
State	4,824	6,071	2,071
Foreign	8,168	2,277	(509)
Current income tax provision	14,788	9,759	2,312
Deferred income tax (benefit) provision:
Federal	(134,703)	79,801	(228,908)
State	(22,060)	8,625	(42,085)
Foreign	104	(23)	(42,582)
Deferred income tax (benefit) provision	(156,659)	88,403	(313,575)
Income tax (benefit) provision	$ (141,871)	$ 98,162	$ (311,263)